UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 3.0%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/34	$ 1,745	$ 1,860,397
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	1,100	1,166,528
Coosa Valley Water Supply District Inc.,
RB (AGC), 4.50%, 10/01/34	900	885,447
Coosa Valley Water Supply District Inc.,
RB (AGC), 4.50%, 10/01/36	1,645	1,607,412
Coosa Valley Water Supply District Inc.,
RB (AGC), 4.50%, 10/01/39	1,200	1,158,012
		6,677,796
Arizona — 5.9%
City of Goodyear Arizona, GO, City of
Goodyear Arizona, GO (AGM),
4.25%, 7/01/36	1,125	1,039,207
Glendale Municipal Property Corp.
Arizona, Refunding RB, Series A
(AGM), 4.50%, 7/01/32	350	348,519
Mohave County Unified School District
No. 20 Kingman, GO, School
Improvement Project of 2006,
Series C (AGC), 5.00%, 7/01/26	1,800	1,913,922
Pima County IDA, Refunding IDRB,
Tucson Electric Power,
5.75%, 9/01/29	1,375	1,389,094
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/32	1,035	909,465
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	4,585	3,902,202
San Luis Facility Development Corp.,
RB, Senior Lien, Regional Detention
Center Project, 6.25%, 5/01/15	490	456,288
San Luis Facility Development Corp.,
RB, Senior Lien, Regional Detention
Center Project, 7.00%, 5/01/20	490	453,809
San Luis Facility Development Corp.,
RB, Senior Lien, Regional Detention
Center Project, 7.25%, 5/01/27	980	896,083

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
State of Arizona, COP, Department of
Administration, Series A (AGM),
5.00%, 10/01/29	$ 1,100	$ 1,110,857
University Medical Center Corp. Arizona,
RB, 6.50%, 7/01/39	750	793,230
		13,212,676
California — 25.2%
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus,
Sub-Series C, 6.30%, 6/01/55 (a)	7,090	87,562
California State Department of Veterans
Affairs, RB, Series B, AMT,
5.25%, 12/01/37	5,000	4,439,750
Carlsbad Unified School District, GO,
Election, Series B,
6.09%, 5/01/34 (b)	1,500	923,730
County of Sacramento California, RB,
Senior Series A (AGM),
5.00%, 7/01/41	2,000	1,938,320
Dinuba Unified School District, GO,
Election 2006 (AGM),
5.63%, 8/01/31	250	261,515
Dinuba Unified School District, GO,
Election 2006 (AGM),
5.75%, 8/01/33	535	558,069
Foothill Eastern Transportation Corridor
Agency California, Refunding RB,
5.75%, 1/15/40	3,495	3,289,599
Foothill Eastern Transportation Corridor
Agency California, Refunding RB, CAB,
5.88%, 7/15/28	7,000	6,762,700
Golden State Tobacco Securitization
Corp. California, Refunding RB,
Asset-Backed, Senior Series A-1,
5.13%, 6/01/47	805	553,164
Hartnell Community College District
California, GO, CAB, Election of 2002,
Series D, 7.26%, 8/01/34 (a)	2,475	1,196,390
Los Altos Elementary School District,
GO, CAB, Election 1998, Series B,
(NPFGC), 5.93%, 8/01/13 (a)(c)	10,945	5,589,830

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following listing:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
CIFG	CDC IXIS Financial Guaranty	RAN	Revenue Anticipation Notes
COP	Certificates of Participation	RB	Revenue Bonds
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Norwalk-La Mirada Unified School
District California, GO, Refunding,
CAB, Election 2002, Series E (AGC),
6.47%, 8/01/38 (a)	$ 12,000	$ 1,895,400
San Diego Community College District
California, GO, CAB, Election 2002,
6.17%, 8/01/19 (b)	4,200	2,579,850
State of California, GO, Refunding,
5.00%, 2/01/32	5,340	4,868,318
State of California, GO, Refunding (CIFG),
4.50%, 8/01/28	3,000	2,632,200
State of California, GO, Various Purpose,
5.75%, 4/01/31	3,000	3,014,580
State of California, GO, Various Purpose,
5.00%, 6/01/32	4,545	4,140,177
State of California, GO, Various Purpose,
5.00%, 6/01/32	4,545	4,140,177
State of California, GO, Various Purpose,
6.50%, 4/01/33	2,900	3,097,809
State of California, GO, Various Purpose
(CIFG), 5.00%, 3/01/33	5,000	4,523,750
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	4,185	3,924,902
		56,277,615
Colorado — 0.5%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	1,030	1,043,874
District of Columbia — 2.2%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.50%, 5/15/33	4,960	4,900,778
Florida — 12.3%
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC),
5.20%, 10/01/32 (a)	4,225	910,741
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC),
5.21%, 10/01/33 (a)	4,000	793,200
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC),
5.21%, 10/01/34 (a)	4,580	842,170
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC),
5.22%, 10/01/35 (a)	5,000	854,800
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC),
5.23%, 10/01/36 (a)	10,000	1,581,200
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC),
5.24%, 10/01/37 (a)	10,000	1,464,900
County of Orange Florida, Refunding RB,
(Syncora), 4.75%, 10/01/32	5,000	4,884,300
Fishhawk Community Development
District II, Special Assessment Bonds,
Series A, 6.13%, 5/01/34	1,990	1,775,159

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT,
7.13%, 4/01/30	$ 3,700	$ 2,849,111
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	1,960	1,977,895
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	3,635	2,738,573
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	7,205	6,746,474
		27,418,523
Georgia — 3.1%
City of Atlanta Georgia, RB (AGM),
5.00%, 11/01/34	1,500	1,506,810
Gainesville & Hall County Hospital
Authority, RB, Northeast Georgia
Healthcare, Series B,
5.00%, 2/15/33 (d)	3,000	2,880,990
Gwinnett County Hospital Authority, RB,
Gwinnett Hospital System, Series C
(AGM), 5.50%, 7/01/42	650	657,592
Milledgeville & Baldwin County
Development Authority, RB, Georgia
College & State University
Foundation, 6.00%, 9/01/14 (c)	1,500	1,810,665
		6,856,057
Hawaii — 1.1%
Hawaii State Department of Budget &
Finance, Refunding RB, Hawaiian
Electric Co. Inc., Series D, AMT
(AMBAC), 6.15%, 1/01/20	2,500	2,503,325
Idaho — 1.6%
Idaho Health Facilities Authority,
Refunding RB, Trinity Health Group,
Series B, 6.25%, 12/01/33	2,500	2,732,075
Idaho Housing & Finance Association,
RB, GAN, RAN, Federal Highway Trust,
Series A, 5.00%, 7/15/27	900	957,168
		3,689,243
Illinois — 7.5%
Chicago Public Building Commission
Building Illinois, RB, Series A (NPFGC),
7.00%, 1/01/20 (e)	5,000	6,489,350
Illinois Finance Authority, RB, MJH
Education Assistance IV LLC, Sub-
Series B, 5.38%, 6/01/35 (f)(g)	700	49,686
Illinois Finance Authority, RB, Monarch
Landing Inc. Facility, Series A, 7.00%,
12/01/37 (f)(g)	1,155	369,600
Illinois Finance Authority, RB,
Northwestern Memorial Hospital,
Series A, 5.50%, 8/15/14 (c)	5,800	6,796,788

2 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, Roosevelt
University Project, 6.50%, 4/01/44	$ 1,500	$ 1,540,980
Illinois Finance Authority, RB, Rush
University Medical Center, Series C,
6.63%, 11/01/39	1,200	1,254,264
Illinois Finance Authority, Refunding RB,
Friendship Village Schaumburg,
Series A, 5.63%, 2/15/37	345	271,070
		16,771,738
Iowa — 1.7%
Iowa Finance Authority, RB, Series A
(AGC), 5.63%, 8/15/37	3,600	3,722,076
Kansas — 0.9%
Kansas Development Finance Authority,
RB, University of Kansas Tenant,
Series O, 4.75%, 6/15/41	2,250	2,130,638
Kentucky — 4.0%
Kentucky Economic Development
Finance Authority, RB, Louisville
Arena, Sub-Series A-1 (AGC),
6.00%, 12/01/38	700	751,646
Kentucky Economic Development
Finance Authority, Refunding RB,
Norton Healthcare Inc., Series B,
(NPFGC), 6.19%, 10/01/23 (a)	13,500	5,893,560
Louisville/Jefferson County
Metropolitan Government, Refunding
RB, Jewish Hospital & St. Mary's
HealthCare, 6.13%, 2/01/37	2,250	2,319,525
		8,964,731
Maryland — 1.3%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT,
4.80%, 9/01/42	2,500	2,281,700
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.13%, 7/01/39	725	720,063
		3,001,763
Michigan — 4.8%
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.25%, 10/15/38	1,875	2,040,094
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	1,670	1,459,580
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39	4,110	4,012,305

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	$ 2,750	$ 3,188,405
		10,700,384
Minnesota — 1.7%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC),
6.50%, 11/15/38	3,500	3,887,975
Mississippi — 3.7%
Mississippi Development Bank Special
Obligation, RB, Jackson County
Limited Tax Note, (AGC), 5.50%,
7/01/32	2,655	2,788,281
Mississippi Development Bank Special
Obligation, RB, Jones County Junior
College (AGC), 5.13%, 3/01/39	1,500	1,511,310
University of Southern Mississippi, RB,
Campus Facilities Improvements
Project, 5.38%, 9/01/36	3,750	3,961,237
		8,260,828
Missouri — 1.1%
Missouri Joint Municipal Electric Utility
Commission, RB, Plum Point Project
(NPFGC), 4.60%, 1/01/36	2,820	2,380,616
Multi-State — 3.2%
Centerline Equity Issuer Trust, 7.60%,
12/15/50 (h)(i)	7,000	7,235,970
Nebraska — 1.0%
Omaha Public Power District, RB,
Series A, 4.75%, 2/01/44	2,265	2,246,110
Nevada — 0.5%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	1,065	1,058,408
New Jersey — 7.6%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B,
6.25%, 1/01/37	1,510	279,350
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/29	7,000	6,871,270
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC),
5.00%, 7/01/27	1,150	1,149,954
New Jersey Educational Facilities
Authority, RB, Princeton University,
Series B, 4.25%, 7/01/40	2,600	2,476,214
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
7.13%, 12/01/23	950	1,077,072

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010 3

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
7.50%, 12/01/32	$ 1,225	$ 1,380,943
New Jersey Health Care Facilities
Financing Authority, RB, Virtua Health
(AGC), 5.50%, 7/01/38	1,450	1,512,741
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.50%, 10/01/38	1,165	1,267,835
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/27	1,000	1,004,350
		17,019,729
New York — 8.1%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%, 5/01/35	725	456,736
Long Island Power Authority, RB,
General, Series C, (CIFG),
5.25%, 9/01/29	2,000	2,191,100
Long Island Power Authority, Refunding
RB, Series A, 6.25%, 4/01/33	480	551,866
Long Island Power Authority, Refunding
RB, Series A, 5.75%, 4/01/39	2,475	2,678,148
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT,
7.63%, 8/01/25	2,600	2,538,276
New York City Industrial Development
Agency, RB, Queens Baseball
Stadium, PILOT (AGC),
6.50%, 1/01/46	1,100	1,222,562
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	2,000	2,010,260
New York State Dormitory Authority, RB,
5.83%, 7/01/39 (b)	1,825	1,468,778
New York State Dormitory Authority, RB,
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	1,625	1,783,486
New York State Dormitory Authority, RB,
University of Rochester, Series A,
5.13%, 7/01/39	550	565,499
New York State Dormitory Authority,
Refunding RB, Yeshiva University,
5.00%, 9/01/38	500	507,975
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.75%,
11/01/30	1,000	1,056,370
State of New York, GO, Series A,
5.00%, 2/15/39	950	984,950
		18,016,006

	Par
Municipal Bonds	(000)	Value
North Carolina — 2.2%
City of Charlotte North Carolina,
Refunding RB, Series A,
5.50%, 7/01/34 (d)	$ 325	$ 344,019
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	2,425	1,557,480
North Carolina Medical Care
Commission, RB, WakeMed, Series A
(AGC), 5.88%, 10/01/38	1,000	1,036,400
North Carolina Medical Care
Commission, Refunding RB, University
Health System, Series D,
6.25%, 12/01/33	1,750	1,919,015
		4,856,914
Ohio — 6.0%
County of Cuyahoga Ohio, Refunding
RB, Series A, 6.00%, 1/01/20	3,485	3,760,071
County of Cuyahoga Ohio, Refunding
RB, Series A, 6.00%, 1/01/21	5,000	5,376,300
Kent State University, Refunding RB,
General Receipts, Series B (AGC),
4.25%, 5/01/31	2,000	1,921,320
Ohio Higher Educational Facility
Commission, RB, Kenyon College
Project, 4.75%, 7/01/39 (d)	2,450	2,363,368
		13,421,059
Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB,
Series A, AMT,
7.75%, 6/01/35	2,900	2,840,579
Oregon — 1.1%
Oregon Health & Science University, RB,
Series A, 5.75%, 7/01/39	2,250	2,359,958
Pennsylvania — 5.8%
Delaware River Port Authority, RB, Port
District Project, Series B (AGM),
5.70%, 1/01/22	2,000	2,002,620
McKeesport Area School District, GO,
CAB (FGIC), 5.53%,
10/01/31 (a)(c)(e)	870	331,644
McKeesport Area School District, GO,
CAB (FGIC), 5.53%, 10/01/31 (a)	2,435	693,488
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.25%,
11/01/31	2,000	2,017,300
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.38%,
11/01/41	3,100	3,131,620

4 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development
Financing Authority, RB, Reliant
Energy, Series A, AMT,
6.75%, 12/01/36	$ 4,645	$ 4,697,674
		12,874,346
Puerto Rico — 4.3%
Puerto Rico Electric Power Authority,
Refunding RB, Series UU (AGM),
5.00%, 7/01/23	2,900	3,032,414
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization,
5.13%, 12/01/27	2,500	2,502,475
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	3,000	3,059,370
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A,
(NPFGC), 5.77%, 8/01/41 (a)	7,500	1,114,800
		9,709,059
Rhode Island — 3.1%
Rhode Island Health & Educational
Building Corp., RB, Hosp Financing,
LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	3,000	3,399,870
Rhode Island Health & Educational
Building Corp., Refunding RB,
Hospital, Lifespan (NPFGC),
5.50%, 5/15/16	200	200,256
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 54, AMT,
4.85%, 10/01/41	2,165	1,988,184
State of Rhode Island, COP, Series C,
School for the Deaf (AGC),
5.38%, 4/01/28	1,330	1,406,329
		6,994,639
South Carolina — 5.3%
South Carolina Jobs EDA, Refunding RB,
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	2,185	2,215,787
South Carolina Jobs EDA, Refunding RB,
Palmetto Health, Series C,
6.88%, 8/01/13 (c)	3,560	4,231,380
South Carolina Jobs EDA, Refunding RB,
Palmetto Health, Series C,
6.88%, 8/01/13 (c)	440	524,982
South Carolina State Housing Finance &
Development Authority, Refunding
RB, Series A-2, AMT (AMBAC), 5.15%,
7/01/37	4,975	4,839,481
		11,811,630

	Par
Municipal Bonds	(000)	Value
Tennessee — 2.7%
Memphis-Shelby County Airport
Authority, RB, Series D, AMT (AMBAC),
6.00%, 3/01/24	$ 3,865	$ 3,907,206
Memphis-Shelby County Sports
Authority Inc., Refunding RB,
Memphis Arena Project, Series A,
5.25%, 11/01/27	1,135	1,156,599
Memphis-Shelby County Sports
Authority Inc., Refunding RB,
Memphis Arena Project, Series A,
5.38%, 11/01/28	1,000	1,023,940
		6,087,745
Texas — 8.1%
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.13%, 12/01/31	1,000	1,121,370
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	2,650	2,968,954
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A, (NPFGC),
6.17%, 11/15/38 (a)	5,000	630,850
Lower Colorado River Authority,
Refunding RB (AMBAC),
4.75%, 5/15/36	2,000	1,915,860
Lower Colorado River Authority,
Refunding RB (NPFGC),
5.00%, 5/15/13 (c)	20	22,499
Lower Colorado River Authority,
Refunding RB, Series A (NPFGC),
5.00%, 5/15/13 (c)	5	5,625
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	2,200	2,376,792
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply,
5.50%, 8/01/24	2,550	2,666,994
Texas State Turnpike Authority, RB, CAB
(AMBAC), 6.05%, 8/15/31 (a)	15,000	3,420,900
Texas State Turnpike Authority, RB, First
Tier, Series A (AMBAC),
5.00%, 8/15/42	3,325	3,038,784
		18,168,628
Virginia — 1.6%
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior
Series B1, 5.00%, 6/01/47	2,900	2,021,561
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	1,550	1,545,055
		3,566,616

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010 5

Schedule of Investments (continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Washington — 1.0%
Washington Health Care Facilities
Authority, RB, MultiCare Health
System, Series B (AGC),
6.00%, 8/15/39	$ 2,100	$ 2,214,408
West Virginia --- 3.3%
West Virginia Higher Education Policy
Commission, RB, Community &
Technology Capital Improvement,
Series A, 4.75%, 7/01/33	2,900	2,831,792
West Virginia Higher Education Policy
Commission, RB, Community &
Technology Capital Improvement,
Series A, 5.00%, 7/01/39	1,265	1,240,117
West Virginia Hospital Finance
Authority, Refunding RB, Charleston,
Series A, 5.63%, 9/01/32	3,500	3,414,600
		7,486,509
Wisconsin — 2.0%
Wisconsin Health & Educational
Facilities Authority, RB, Aurora Health
Care, 6.40%, 4/15/33	3,220	3,280,214
Wisconsin Housing & EDA, Refunding
RB, Series A, AMT, 4.75%, 9/01/33	1,250	1,164,362
		4,444,576
Wyoming — 1.7%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	1,800	1,860,264
Wyoming Community Development
Authority, RB, Series 3, AMT,
4.75%, 12/01/37	2,145	1,968,316
		3,828,580
Total Municipal Bonds – 151.5%		338,642,105
Municipal Bonds Transferred to Tender
Option Bond Trusts (j)
Colorado — 2.3%
Colorado Health Facilities Authority, RB,
Catholic Health, Series C 7 (AGM),
5.00%, 9/01/36	5,250	5,166,263
Illinois — 1.5%
Chicago New Public Housing Authority,
Illinois, Refunding RB (AGM),
5.00%, 7/01/24	3,194	3,314,368
Massachusetts — 1.4%
Massachusetts Water Resources
Authority, RB, Generation, Series A,
5.00%, 8/01/41	3,070	3,119,396
New York — 2.3%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	690	769,308

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (j)	(000)	Value
New York (concluded)
New York City Municipal Water Finance
Authority, RB, Series FF-2,
5.50%, 6/15/40	$ 810	$ 886,061
New York State Dormitory Authority, RB,
New York University, Series A,
5.00%, 7/01/38	3,350	3,444,823
Total Municipal Bonds in New York		5,100,192
Ohio — 1.9%
County of Montgomery, Ohio, RB,
Catholic Health, Series C 1 (AGM),
5.00%, 10/01/41	1,740	1,688,740
Ohio State Higher Educational Facility
Commission, RB, Hospital Cleveland
Clinic Health, Series A,
5.25%, 1/01/33	2,600	2,665,910
Total Municipal Bonds in Ohio		4,354,650
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 9.4%		21,054,869
Total Long-Term Investments
(Cost – $363,510,088) – 160.9%		359,696,974
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.16% (k)(l)	3,415,546	3,415,546
Total Short-Term Securities
(Cost – $3,415,546) – 1.5%		3,415,546
Total Investments
(Cost – $366,925,634*) – 162.4%		363,112,520
Liabilities in Excess of Other Assets – (1.1)%		(2,437,674)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (5.0)%		(11,143,903)
Preferred Shares, at Redemption Value – (56.3)%		(125,958,961)
Net Assets Applicable to Common Shares – 100.0%		$ 223,571,982
*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 356,536,807
Gross unrealized appreciation		$ 14,288,220
Gross unrealized depreciation		(18,849,909)
Net unrealized depreciation		$ (4,561,689)
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.
(c) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

6 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

(d) When-issued security. Unsettled when-issued security transactions were as follows:
		Market	Unrealized
	Counterparty	Value	Depreciation
	Merrill Lynch	$ 5,588,377$	(27,884)
(e)Security is collateralized by Municipal or US Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Non-income producing security.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.
(j)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(k) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund	$ (7,984,454) $ 17,446
(l)	Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Trust’s most recent financial statements as contained in the semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 3,415,546
Level 2 - Long-Term Investments[1]	359,696,974
Level 3	-
Total	$ 363,112,520
[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2010 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 19, 2010